Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	December 31, 2017
Raw materials	$5,029,535	$2,833,317
Work in process	8,586,643	7,446,080
Finished goods	146,781	-
	13,762,959	10,279,397
Less: write-down of inventories	-	-
Inventories	$13,762,959	$10,279,397